VEST S&P 500 DIVIDEND ARISTOCRATS TARGET INCOME STRATEGY FUND
	Schedule of Investments
	January 31, 2025 (unaudited)
		Shares	Value
100.29%	COMMON STOCK
4.61%	CONSUMER DISCRETIONARY
	Genuine Parts Co.	8,330	$968,362
	Lowe's Companies, Inc.	3,472	902,859
	McDonald's Corp.	3,124	901,899
			2,773,120
23.63%	CONSUMER STAPLES
	Archer-Daniels-Midland Co.	16,675	854,260
	Brown-Forman Corp. Class B	19,236	634,980
	Church & Dwight Co.	9,181	968,779
	The Clorox Co	5,926	940,338
	The Coca-Cola Co	13,999	888,657
	Colgate-Palmolive Co.	9,446	818,968
	Hormel Foods Corp.	30,304	908,514
	The JM Smucker Co	8,050	860,464
	Kenvue, Inc.	41,017	873,252
	Kimberly-Clark Corp.	6,877	893,804
	McCormick & Co., Inc.	11,961	923,748
	PepsiCo, Inc.	5,473	824,726
	The Procter & Gamble Co	5,555	922,074
	Sysco Corp.	12,667	923,678
	Target Corp.	6,274	865,247
	Walmart, Inc.	11,346	1,113,723
			14,215,212
2.95%	ENERGY
	Chevron Corp.	6,262	934,228
	Exxon Mobil Corp.	7,878	841,607
			1,775,835
11.07%	FINANCIALS
	Aflac, Inc.	8,411	903,173
	Brown & Brown, Inc.	8,949	936,602
	Cincinnati Financial Corp.	6,815	933,996
	Franklin Resources, Inc.	46,572	1,035,761
	The Progressive Corp	3,205	871,375
	S&P 500 Global, Inc.	1,910	995,893
VEST S&P 500 DIVIDEND ARISTOCRATS TARGET INCOME STRATEGY FUND
	Schedule of Investments
	January 31, 2025 (unaudited)
	FINANCIALS Continued	Shares	Value
	T Rowe Price Group, Inc.	8,411	$983,414
			6,660,214
11.23%	HEALTH CARE
	Abbott Laboratories	8,084	1,034,186
	Abbvie, Inc.	4,968	913,615
	Becton Dickinson & Co.	3,948	977,525
	Cardinal Health, Inc.	8,400	1,038,744
	Johnson & Johnson	5,756	875,775
	Medtronic plc	10,354	940,350
	West Pharmaceutical Services I	2,849	973,076
			6,753,271
22.90%	INDUSTRIALS
	A O Smith Corp.	12,182	819,849
	Automatic Data Processing, Inc.	3,255	986,298
	Caterpillar, Inc.	2,434	904,085
	CH Robinson Worldwide, Inc.	8,827	878,198
	Cintas Corp.	4,505	903,568
	Dover Corp.	5,099	1,038,564
	Emerson Electric Co.	8,703	1,130,955
	Expeditors International of Washington, Inc.	7,879	894,897
	Fastenal Co.	12,459	912,497
	General Dynamics Corp.	3,127	803,576
	Grainger WW, Inc.	871	925,586
	Illinois Tool Works, Inc.	3,687	955,523
	Nordson Corp.	3,785	833,533
	Pentair plc	9,479	982,783
	Stanley Black & Decker, Inc.	9,157	806,457
			13,776,369
3.50%	INFORMATION TECHNOLOGY
	International Business Machines Corp.	4,314	1,103,090
	Roper Technologies, Inc.	1,738	1,000,480
			2,103,570
VEST S&P 500 DIVIDEND ARISTOCRATS TARGET INCOME STRATEGY FUND
	Schedule of Investments
	January 31, 2025 (unaudited)
		Shares	Value
11.79%	MATERIALS
	Air Products and Chemicals, Inc.	2,925	$980,636
	Albemarle Corp.	9,902	833,649
	Amcor plc	85,109	827,260
	Ecolab, Inc.	3,675	919,448
	Linde plc	1,986	885,994
	Nucor Corp.	6,666	856,114
	PPG Industries, Inc.	7,405	854,389
	The Sherwin-Williams Co	2,606	933,365
			7,090,855
4.32%	REAL ESTATE
	Essex Property Trust, Inc. REIT	3,122	888,428
	Federal Realty Investment Trust REIT	8,270	898,370
	Realty Income Corp. REIT	14,882	813,153
			2,599,951
4.29%	UTILITIES
	Atmos Energy Corp.	6,604	941,136
	Consolidated Edison, Inc.	8,805	825,381
	NextEra Energy, Inc.	11,377	814,138
			2,580,655
100.29%	TOTAL COMMON STOCK		60,329,052
0.15%	MONEY MARKET FUND
	Federated Treasury Obligations Fund 4.250%(B)	92,323	92,324
100.45%	TOTAL INVESTMENTS		60,421,376
(0.45%)	Liabilities in excess of other assets		(267,992)
100.00%	NET ASSETS		$60,153,384

(A)Non-income producing

(B)Effective 7 day yield as of January 31,2025 REIT - Real Estate Investment Trust.

See Notes to Schedule of Investments.

VEST S&P 500 DIVIDEND ARISTOCRATS TARGET INCOME STRATEGY FUND

Schedule of Investments

January 31, 2025 (unaudited)

SHORT INVESTMENTS
	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
(0.22%) OPTIONS WRITTEN
(0.22%) CALL
Abbott Laboratories	20	(255,860)	125	01/31/2025	(5,780)
Abbvie, Inc.	12	(220,680)	170	01/31/2025	(16,716)
Aflac, Inc.	21	(225,498)	105	01/31/2025	(6,048)
Albemarle Corp.	25	(210,475)	89	01/31/2025	(25)
Archer-Daniels-Midland Co.	42	(215,166)	51	01/31/2025	(4,830)
Automatic Data Processing, Inc.	8	(242,408)	297.5	01/31/2025	(4,840)
Cardinal Health, Inc.	21	(259,686)	129	01/31/2025	$(315)
Caterpillar, Inc.	6	(222,864)	407.5	01/31/2025	(18)
Chevron Corp.	16	(238,704)	155	01/31/2025	(16)
Cintas Corp.	11	(220,627)	197.5	01/31/2025	(4,917)
The Clorox Co.	15	(238,020)	160	01/31/2025	(75)
The Coca-Cola Co.	35	(222,180)	62	01/31/2025	(4,830)
Colgate-Palmolive Co.	24	(208,080)	88	01/31/2025	(120)
Emerson Electric Co.	22	(285,890)	130	01/31/2025	(330)
Exxon Mobil Corp.	20	(213,660)	109	01/31/2025	(20)
General Dynamics Corp.	8	(205,584)	267.5	01/31/2025	(40)
Hormel Foods Corp.	76	(227,848)	31	01/31/2025	$(380)
International Business Machines Corp	11	(281,270)	225	01/31/2025	(33,660)
Johnson & Johnson	14	(213,010)	147	01/31/2025	(7,588)
Kenvue, Inc.	103	(219,287)	21	01/31/2025	(3,605)
Kimberly-Clark Corp.	17	(220,949)	128	01/31/2025	(4,284)
Lowe's Companies, Inc.	9	(234,036)	262.5	01/31/2025	(9)
McDonald's Corp.	8	(230,960)	285	01/31/2025	(2,920)
Medtronic plc	26	(236,132)	90	01/31/2025	(2,548)
NextEra Energy, Inc.	29	(207,524)	73	01/31/2025	(29)
Nucor Corp.	17	(218,331)	122	01/31/2025	(10,795)
PepsiCo, Inc.	14	(210,966)	149	01/31/2025	(2,394)
PPG Industries, Inc.	19	(219,222)	123	01/31/2025	(95)
The Procter & Gamble Co.	14	(232,386)	165	01/31/2025	(1,358)
S&P 500 Global, Inc.	5	(260,705)	512.5	01/31/2025	(4,650)
Target Corp.	16	(220,656)	138	01/31/2025	(128)
Walmart, Inc.	29	(284,664)	95	01/31/2025	(10,353)
					(133,716)
(0.22%) TOTAL OPTIONS WRITTEN					(133,716)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following summarizes the inputs used to value the Fund’s investments as of January 31, 2025:
	Level 1		Level 2	Level 3
			Other	Significant
		Significant		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total
COMMON STOCK		$60,329,052			$60,329,052
MONEY MARKET FUND		$92,324			$92,324
TOTAL INVESTMENTS		$60,421,376			$60,421,376
OPTIONS WRITTEN			$(133,716)		$(133,716)
TOTAL SHORT INVESTMENTS			$(133,716)		$(133,716)
The cost of investments for Federal income tax purposes has been estimated a/o January 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $45,733,042, and the related net unrealized appreciation (depreciation) consists of:
			Gross unrealized appreciation		$15,327,589
			Gross unrealized depreciation		(772,971)
			Net unrealized appreciation		$14,554,618